INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets, gross carrying amount (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Intangible assets
Balance at beginning of the year	$ 39,616,426	$ 26,657,345
Adjustment of opening net book amount for application of IAS 29		1,200,363
Balance at end of the year	35,333,464	39,616,426	$ 26,657,345
Gross carrying amount
Intangible assets
Balance at beginning of the year	45,848,737	29,155,315	43,903,217
Adjustment of opening net book amount for application of IAS 29		10,926,089
Additions	2,855,479	4,062,514	2,915,954
Disposals	286,496	359,308
Foreign currency translation	(5,584,883)	2,064,127	(17,663,856)
Balance at end of the year	42,832,837	45,848,737	29,155,315
Soybean HB4
Intangible assets
Balance at beginning of the year	6,120,336	4,927,853
Balance at end of the year	7,345,923	6,120,336	4,927,853
Soybean HB4 | Gross carrying amount
Intangible assets
Balance at beginning of the year	6,120,336	4,927,853	3,111,253
Additions	1,225,587	1,192,483	1,816,600
Balance at end of the year	7,345,923	6,120,336	4,927,853
Ecoseed integrated products
Intangible assets
Balance at beginning of the year	2,627,946
Balance at end of the year	2,296,955	2,627,946
Ecoseed integrated products | Gross carrying amount
Intangible assets
Balance at beginning of the year	2,627,946
Additions	38,143	2,627,946
Foreign currency translation	(369,134)
Balance at end of the year	2,296,955	2,627,946
Microbiology product
Intangible assets
Balance at beginning of the year	2,208,117	2,122,484
Adjustment of opening net book amount for application of IAS 29		202,791
Balance at end of the year	2,503,631	2,208,117	2,122,484
Microbiology product | Gross carrying amount
Intangible assets
Balance at beginning of the year	3,267,200	2,505,864	3,782,238
Adjustment of opening net book amount for application of IAS 29		841,753
Additions	1,358,315	41,485	484,825
Disposals	286,496	318,949
Foreign currency translation	(471,426)	197,047	(1,761,199)
Balance at end of the year	3,867,593	3,267,200	2,505,864
Trademarks and patents
Intangible assets
Balance at beginning of the year	8,063,648	5,574,682
Adjustment of opening net book amount for application of IAS 29		334,919
Balance at end of the year	6,374,782	8,063,648	5,574,682
Trademarks and patents | Gross carrying amount
Intangible assets
Balance at beginning of the year	9,810,822	6,278,706	10,906,317
Adjustment of opening net book amount for application of IAS 29		2,986,739
Foreign currency translation	(1,378,076)	545,377	(4,627,611)
Balance at end of the year	8,432,746	9,810,822	6,278,706
Software
Intangible assets
Balance at beginning of the year	994,723	949,310
Adjustment of opening net book amount for application of IAS 29		227,264
Balance at end of the year	686,965	994,723	949,310
Software | Gross carrying amount
Intangible assets
Balance at beginning of the year	2,149,340	1,444,603	1,787,925
Adjustment of opening net book amount for application of IAS 29		438,703
Additions	233,434	200,600	614,529
Disposals		40,359
Foreign currency translation	(293,845)	105,793	(957,851)
Balance at end of the year	2,088,929	2,149,340	1,444,603
Customer loyalty
Intangible assets
Balance at beginning of the year	19,601,656	13,083,016
Adjustment of opening net book amount for application of IAS 29		435,389
Balance at end of the year	16,125,208	19,601,656	13,083,016
Customer loyalty | Gross carrying amount
Intangible assets
Balance at beginning of the year	21,873,093	13,998,289	24,315,484
Adjustment of opening net book amount for application of IAS 29		6,658,894
Foreign currency translation	(3,072,402)	1,215,910	(10,317,195)
Balance at end of the year	$ 18,800,691	$ 21,873,093	$ 13,998,289